Fair Value Measurements (Significant Unobservable Input) (Details) (Fair Value, Inputs, Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other 1 [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement Recurring Basis, Asset Value	2,598	2,670
Fair value measurments - nonrecurring	844	1,203
Individually Insignificant Recurring Fair Value Measurements	82	122
Individually Insignificant NonRecurring Fair Value Measurements	96	565
Fair Value, Measurements, Recurring
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Fair Value, Measurement Recurring Basis, Asset Value	12,092	11,261	10,411
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Income Approach [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	980	898
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Income Approach [Member] | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	1.50%	1.50%
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Income Approach [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.80%	13.30%
Fair Value, Measurements, Recurring | Domestic Corporate Debt Securities [Member] | Income Approach [Member] | Weighted Average [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.60%	6.50%
Fair Value, Measurements, Recurring | Asset-backed Securities [Member] | Income Approach [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	7,554	6,854
Fair Value, Measurements, Recurring | Asset-backed Securities [Member] | Income Approach [Member] | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	2.20%	1.20%
Fair Value, Measurements, Recurring | Asset-backed Securities [Member] | Income Approach [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	12.40%	10.50%
Fair Value, Measurements, Recurring | Asset-backed Securities [Member] | Income Approach [Member] | Weighted Average [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	5.00%	3.70%
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Income Approach [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	388	438
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Income Approach [Member] | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	0.40%	1.40%
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Income Approach [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	14.00%	46.00%
Fair Value, Measurements, Recurring | Foreign Corporate Debt Securities [Member] | Income Approach [Member] | Weighted Average [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	5.70%	16.90%
Fair Value, Measurements, Recurring | State And Municipal Debt Securities [Member] | Income Approach [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	481
Fair Value, Measurements, Recurring | State And Municipal Debt Securities [Member] | Income Approach [Member] | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	1.90%
Fair Value, Measurements, Recurring | State And Municipal Debt Securities [Member] | Income Approach [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	5.90%
Fair Value, Measurements, Recurring | State And Municipal Debt Securities [Member] | Income Approach [Member] | Weighted Average [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	2.80%
Fair Value, Measurements, Recurring | Other 1 [Member] | Income Approach, Market Comparables [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure		274
Fair Value, Measurements, Recurring | Other 1 [Member] | Income Approach, Market Comparables [Member] | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		8.3
WACCs		9.30%
Fair Value, Measurements, Recurring | Other 1 [Member] | Income Approach, Market Comparables [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		12.5
WACCs		9.30%
Fair Value, Measurements, Recurring | Other 1 [Member] | Income Approach, Market Comparables [Member] | Weighted Average [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
EBITDA Multiple		10.6
WACCs		9.30%
Fair Value, Measurements, Nonrecurring [Member] | Financing receivables and loans held for sale [Member] | Income Approach, Busines Enterprise Value [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	82	163
Fair Value, Measurements, Nonrecurring [Member] | Financing receivables and loans held for sale [Member] | Income Approach, Busines Enterprise Value [Member] | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		6.60%
EBITDA Multiple	4.3	4.3
Capitalization Rate		7.80%
Fair Value, Measurements, Nonrecurring [Member] | Financing receivables and loans held for sale [Member] | Income Approach, Busines Enterprise Value [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		6.60%
EBITDA Multiple	6.5	5.5
Capitalization Rate		7.80%
Fair Value, Measurements, Nonrecurring [Member] | Financing receivables and loans held for sale [Member] | Income Approach, Busines Enterprise Value [Member] | Weighted Average [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		6.60%
EBITDA Multiple	6.2	4.8
Capitalization Rate		7.80%
Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member] | Income Approach, Business Enterprise, Market comparables [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	343
Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member] | Income Approach, Market Comparables [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure		70
Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member] | Income Approach, Market Comparables [Member] | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		5.70%
Revenue multiple		9.3
EBITDA Multiple		7.1
WACCs		9.30%
Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member] | Income Approach, Market Comparables [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		5.90%
Revenue multiple		12.6
EBITDA Multiple		14.5
WACCs		9.60%
Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member] | Income Approach, Market Comparables [Member] | Weighted Average [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate		5.80%
Revenue multiple		10.9
EBITDA Multiple		11.3
WACCs		9.40%
Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member] | Income Approach, Busines Enterprise Value [Member] | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	8.00%
EBITDA Multiple	1.8
Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member] | Income Approach, Busines Enterprise Value [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	10.00%
EBITDA Multiple	10.5
Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member] | Income Approach, Busines Enterprise Value [Member] | Weighted Average [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	9.40%
EBITDA Multiple	7
Fair Value, Measurements, Nonrecurring [Member] | Long Lived Assets, Including Real Estate [Member] | Income Approach [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Investments, Fair Value Disclosure	666	22
Fair Value, Measurements, Nonrecurring [Member] | Long Lived Assets, Including Real Estate [Member] | Income Approach [Member] | Lower Limit
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	2.00%	4.00%
Fair Value, Measurements, Nonrecurring [Member] | Long Lived Assets, Including Real Estate [Member] | Income Approach [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	19.00%	23.00%
Fair Value, Measurements, Nonrecurring [Member] | Long Lived Assets, Including Real Estate [Member] | Income Approach [Member] | Weighted Average [Member]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Line Items]
Discount Rate	6.80%	8.80%